SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)		6 Months Ended				12 Months Ended
	Jan. 05, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CADV Ventures S.A [Member]
Deferred tax assets
Net operating loss carried forward						$ 47,441	$ 87,249
Other temporary differences						3,940	5,438
Total deferred tax assets						51,381	92,687
Less, valuation allowance						(51,381)	(92,687)
Deferred tax assets, net
Kukugan Invest [Member]
Deferred tax assets
Net operating loss carried forward		$ 33,716	$ 33,716	$ 33,716		47,441
Other temporary differences		6,809	6,809	6,809		3,940
Total deferred tax assets		40,525	40,525	40,525		51,381
Less, valuation allowance	$ (51,420)	(40,525)	(40,525)	(40,525)	$ (60,972)	(51,381)	$ (92,687)
Deferred tax assets, net
Predecessor	Predecessor	Successor	Successor	Successor	Predecessor	Predecessor